SAFE	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SAFE	AM SAFEIn December 2021, the Company issued the AM SAFE that allows an investor to participate in future equity financings through a share-settled redemption of the invested amount. On the Closing Date of the Business Combination, the AM SAFE converted into 3,000,000 shares of common stock. As of the Closing Date, the AM SAFE had a fair value of $29,730, which equals the closing price of approximately $9.91 on the Closing Date, multiplied by the number of shares issued. The AM SAFE was adjusted to its fair value on the Closing Date prior to settlement. As of December 31, 2022, the AM SAFE had a fair value of $28,986. The AM SAFE was recorded within current liabilities on the condensed consolidated balance sheet as of December 31, 2022.	SAFE
AM SAFE
In December 2021, the Company issued the AM SAFE that allows an investor to participate in future equity financings through a share-settled redemption of the invested amount. Upon the occurrence of a change of control, the investor has the right to receive the greater of (i) a cash payment equal to the invested amount under the AM SAFE, or (ii) the consideration payable in such change of control in respect of the number of common shares equal to the invested amount divided by the liquidity price set forth in the AM SAFE. Upon an initial public offering or a business combination with a special purpose acquisition company, the investor has the right to receive a number of common shares equal to the invested amount divided by the liquidity price set forth in the AM SAFE, except that if a business combination with a special purpose acquisition company involves a private placement of newly issued shares, the invested amount will be treated as participating in such private placement and exchanged for a number of common shares equal to the invested amount divided by the price per share applicable in such private placement (subject to a discount upon certain circumstances).
The AM SAFE also contains change of control and initial public offering settlement alternatives described above, that settle differently upon a next round financing such that it allows the investor to participate in future equity financings through a share-settled redemption at a discounted price to the price paid by other investors. That is, upon a future equity financing involving preferred shares, the AM SAFE would be settled into a number of preferred shares equal to the invested amount of the AM SAFE divided by a percentage of the discounted price investors paid to purchase preferred shares in the financing, with such discounted price calculated as a percentage of the price investors paid to purchase preferred shares in the financing.
The AM SAFE had not yet converted as a qualifying financing had not yet occurred as of December 31, 2022. As of December 31, 2022 and December 31, 2021, the AM SAFE had a fair value of $28,986 and $28,271, respectively. The AM SAFE was recorded within current liabilities on the consolidated balance sheet.
Brookfield SAFE
On October 2, 2022, LanzaTech entered into the Brookfield SAFE and received a cash payment of $50,000 as the Initial Purchase Amount. In exchange, the Company granted to Brookfield the right to certain shares of the Company's capital stock upon a Liquidity Event. If no Liquidity Event occurs prior to the fifth anniversary of the Brookfield SAFE, LanzaTech will repay in cash any remaining unconverted portion of the Initial Purchase Amount less any Non-Repayable Amount (i.e. the Remaining Amount), plus interest on such Remaining Amount in the high single digits, compounded annually. Brookfield has the option to extend the repayment date to the tenth anniversary of the date of the Brookfield SAFE if certain events do not occur
Following the first of either (a) a transaction with the principal purpose of raising capital, pursuant to which the Company issues and sells preferred stock at a fixed valuation (an “Equity Financing”), or (b) the completion of an initial public offering, a direct listing, or a merger of LanzaTech with a special purpose acquisition company, which includes the Business Combination (such a merger, a “de-SPAC Transaction” and such event described in (b), a “Liquidity Event”), Brookfield may, at any time at its option, convert all or a portion of the Initial Purchase Amount less any amount that has already been converted or repaid into shares of LanzaTech capital stock or, in the case of a de-SPAC Transaction, shares of common stock of the surviving public company in such de-SPAC Transaction (including, in the case of the Business Combination, New LanzaTech Common Stock) at Liquidity Event or Equity Financing’s share price.
For each $50,000 of aggregate equity funding required for qualifying projects acquired by Brookfield in accordance with the Brookfield Framework Agreement (discussed below), the Remaining Amount will be reduced by $5,000 (such cumulative reductions the “Non-Repayable Amount”) and converted into shares of LanzaTech. Upon and after the first Equity Financing or Liquidity Event, the Non-Repayable Amount would convert automatically into shares of LanzaTech capital stock or, in the case of a de-SPAC Transaction, shares of common stock of the surviving public company in such de-SPAC Transaction (including, in the case of the Business Combination, New LanzaTech Common Stock), at the Liquidity Event or Equity Financing's share price. The Remaining Amount may convert into LanzaTech or New LanzaTech capital stock, in the case of a de-SPAC Transaction, at any time at the sole option of Brookfield.
The Brookfield SAFE had not yet converted as a qualifying financing had not yet occurred and no project investments were presented to Brookfield as of December 31, 2022. As of December 31, 2022, the Brookfield SAFE had a fair value of $50,000 and was recorded within non-current liabilities on the consolidated balance sheet.

Brookfield Framework Agreement
On October 2, 2022, LanzaTech entered into a framework agreement with Brookfield (the “Brookfield Framework Agreement”). Under such agreement, LanzaTech agreed to exclusively offer Brookfield the opportunity to acquire or invest in certain projects to construct commercial production facilities employing carbon capture and transformation technology in the U.S., the European Union, the United Kingdom, Canada or Mexico for which LanzaTech is solely or jointly responsible for obtaining or providing equity financing, subject to certain exceptions. LanzaTech agreed to present Brookfield with projects that over the term of the agreement require equity funding of at least $500,000 in the aggregate. With respect to projects acquired by Brookfield, LanzaTech is entitled to a percentage of free cash flow generated by such projects determined in accordance with a hurdle-based return waterfall. Brookfield has no obligation under the Brookfield Framework Agreement to invest in any of the projects. There have been no investments in projects as of December 31, 2022.